Commitments and contingencies - Lease (Details)		1 Months Ended	12 Months Ended
	Apr. 22, 2014 ft²	Mar. 31, 2015 ft²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 13, 2015 USD ($)
Future minimum commitments under facility operating leases
2017			$ 311,000
2018			319,000
2019			184,000
Total minimum lease payments			814,000
Rent expense			$ 275,000	$ 254,000	$ 83,000
Building lease, April 2014
Lease
Lease term	48 months
Amount of space leased (in square feet) | ft²	3,000
Building lease, March 2015
Lease
Lease term		52 months
Amount of space leased (in square feet) | ft²		14,743
Recorded liability for vacated leased space						$ 100,000